AUDITORS' REMUNERATION	12 Months Ended
Jun. 30, 2019
Auditor's remuneration [abstract]
Auditors Remuneration
21.	AUDITORS’ REMUNERATION
The auditors of Avita Medical Limited and its subsidiaries are Grant Thornton Audit Pty Ltd.

	2019		2018		2017
Amounts received or due and receivable by Grant Thornton Pty Ltd.
An audit or review of the financial report of the Company and any other entity in the Group	A$	256,462	A$	182,440	A$	120,366
Other services in relation to the entity and any other entity in the Group – Taxation services		65,318		46,811		62,635

	A$	321,780	A$	229,251	A$	183,001